Income taxes - Movement of valuation allowance (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Valuation Allowance [Line Items]
Aggregate accumulated deficit	¥ 325,126	$ 45,916	¥ 232,635
VIEs and its subsidiaries | PRC
Valuation Allowance [Line Items]
Aggregate accumulated deficit	¥ 212,512		¥ 181,993	¥ 181,186